SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2026		Jun. 30, 2025		Jun. 30, 2024
Assets
Total RoU assets	$ 882,335		$ 882,092		$ 784,910
Less: Accumulated amortization	(475,266)		(363,717)		(275,428)
Operating lease right of use assets	407,069		518,375		509,482
Current:
Operating lease liabilities - Current	40,877		38,311		24,881
Finance lease liabilities					22,323
Total lease liabilities current			38,311		47,204
Finance lease liabilities – assets held for sale					603,252
Total Current Lease Liabilities			38,311		650,456
Non-current:
Operating lease liabilities - Non-current	60,658		91,639		4,602
Finance lease liabilities					86,565
Total Non-current Lease Liabilities			91,639		91,167
Total lease liabilities	101,535		129,950		741,623
Segama Factory [Member]
Assets
Total RoU assets	720,000	[1]	720,000	[1],[2]	720,000	[2]
Verde Renewables Inc [Member]
Assets
Total RoU assets	$ 162,335	[3]	$ 162,092	[3],[4]	$ 64,910	[4]

[1]	The lease of the Segama factory has total contractual lease payments of $720,000 over a seven-year term, commencing March 2, 2022. There are no corresponding lease liabilities recorded, as the lease payments for the entire lease period have been paid upfront upon inception of the agreement.
[2]	This leasing arrangement for the lease of the Segama factory amounting to $720,000
[3]	The Company, through its wholly owned subsidiary VRI, has entered into various motor vehicle lease arrangements with terms ranging from three to four years, expiring at various dates through 2029. Certain lease arrangements include purchase options at agreed-upon prices as specified in the respective agreements. The Company’s lease agreements do not contain any material restrictive covenants.
[4]	The Company through its wholly owned subsidiary VRI entered into various lease arrangements for the use of motor vehicles for lease term of three (3) to four (4) years which expire at various dates through 2029. Certain of the lease arrangements contain option to purchase at an agreed consideration as stated in the respective lease agreement. The Company’s lease agreements do not contain any material restrictive covenants.